Accounts receivable - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Holdback receivable	$ 0			$ 5,811
Interest and other income, net of bank charges	742	$ 649
Discontinued Operations, Disposed of by Sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Held in escrow	9,391		€ 8,000
Holdback receivable	6,493		€ 5,500
Interest and other income, net of bank charges	$ 649